Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The components of income before incomes taxes consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
Foreign	$—	$—	$—
Domestic	(245,390)	(241,340)	(29,704)
Total	(245,390)	(241,340)	(29,704)

Year Ended December 31,
	2021	2020	2019
Current
Federal	$—	$—	$—
State and Local	$—	$—	$—
Foreign	$—	$—	$—
Total Current	$—	$—	$—

Deferred
Federal	$—	$—	$—
State and Local	$—	$—	$—
Foreign	$—	$—	$—
Total Deferred	$—	$—	$—
Total Tax Expense	$—	$—	$—
For the years ended December 31, 2021, 2020 and 2019, the Company did not have a current or deferred income tax expense or (benefit). Accordingly, the effective tax rate for the Company for the years ended December 31, 2021, 2020 and 2019 was zero percent. A reconciliation of the anticipated income tax expense/(benefit) computed by applying the statutory federal income tax rate of 21% to income before taxes to the amount reported in the statement of operations and comprehensive loss is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
U.S. federal taxes at statutory rate	21.0%	21.0%	21.0%
State taxes (net of federal benefit)	10.5	2.1	3.5
Research and development tax credits	0.7	0.6	3.4
Non-deductible stock-based compensation	(11.3)	(7.8)	(3.3)
162(m) Limitation	(5.7)	—	—
Permanent Items	(0.2)	—	(0.5)
Unrealized fair market value gain on warrants	17.0	—	—
Change in valuation allowance	(32.0)	(15.9)	(24.1)
Effective tax rate	—%	—%	—%
The tax effects of temporary differences and carryforwards that give rise to significant portions of the net deferred tax assets were as follows (in thousands):

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$132,075	$44,583
Stock-based compensation	12,311	7,538
Accrued compensation	4,170	2,337
Transaction costs	416	—
Research and development credits	7,285	4,667
Deferred rent	1,443	493
Unearned revenue	145	186
Deferred employer taxes	932	1,050
Interest expense	372	479
Property and equipment	608	—
Obsolete inventory reserve	655	—
Other	51	23
Gross deferred tax assets	160,463	61,356
Valuation allowance	(155,668)	(58,264)
Total deferred tax assets	4,795	3,092

Deferred tax liabilities:
Property and equipment	—	(685)
Capitalized software	(4,795)	(2,407)
Total deferred tax liabilities	(4,795)	(3,092)
Net deferred tax assets	$—	$—
As of December 31, 2021, the Company had the following tax net operating loss carryforwards available to reduce future federal and state taxable income, and tax credit carryforwards available to offset future federal and Connecticut income taxes (in thousands):

	Amount	Expiration period
Tax net operating loss carryforwards:
Federal (pre-2018 net operating losses)	33,056	2036-2037
Federal (post-2017 net operating losses)	395,421	No expiration
State and Local	589,584	2028-2042
State and Local	25,704	No expiration
Tax credit carryforwards:
Federal research and development	5,096	2038-2040
Connecticut research and experimental	1,633	2034-2035
Connecticut research and development	556	No expiration
The Company had the following deferred tax valuation allowance balances (in thousands):

Year	Balance at the Beginning of Period	Additions	Write-Offs/Other	Balance at the End of Period
2021	$58,264	97,404	—	$155,668
2020	$20,082	38,182	—	$58,264
2019	$12,928	7,154	—	$20,082
The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property.
The CARES Act also provides for the elective deferral of the deposit and payment of the employer share of Social Security taxes for the period beginning March 27, 2020 and ending December 31, 2020. Under the CARES Act, 50% percent of the employer portion of Social Security tax is to be remitted no later than December 31, 2021, with the remaining 50% to be remitted no later than December 31, 2022. The Company has evaluated the effect of the elective deferral on its income tax positions and determined that the corresponding deduction related to the employer portion of Social Security tax is not deductible in the year ended December 31, 2020, resulting in a nominal deferred tax asset. The Company continues to evaluate the potential effects the CARES Act may have on its operations and consolidated financial statements in future periods.
Future realization of the tax benefits of existing temporary differences and carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2021 and 2020, the Company performed an evaluation to determine whether a valuation allowance was needed. Based on the Company’s analysis, which considered all available evidence, both positive and negative, the Company determined that it is more likely than not that its net deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance as of December 31, 2021, 2020 and 2019. The valuation allowance increased by $97.4 million in 2021, $38.1 million in 2020 and $7.1 million in 2019 primarily due to the increase in net operating loss carryforwards, research and development tax credits, accrued compensation expenses, stock-based compensation and deferred rent expense.
Under Internal Revenue Code Section 382, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change NOL carryforwards and other pre-change tax attributes to offset its post-change income may be limited. Generally, an ownership change occurs when certain shareholders increase their aggregated ownership by more than 50 percentage points over their lowest ownership percentage in a testing period (typically three years). The Company has not completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes since becoming a “loss corporation” as defined in Section 382. Future changes in stock ownership, which may be outside of the Company’s control, may trigger an ownership change. In addition, future equity offerings or acquisitions that have an equity component of the purchase price could result in an ownership change. If an ownership change has occurred or does occur in the future, utilization of the NOL carryforwards or other tax attributes may be limited.
ASC 740 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements by prescribing a model for recognizing, measuring, and disclosing uncertain tax positions. Unrecognized income tax benefits represent income tax positions taken on income tax returns but not yet recognized in the financial statements.
As of December 31, 2021, 2020 and 2019, the Company had nominal gross unrecognized tax benefits which, if recognized, would not impact the effective tax rate due to the Company’s valuation allowance position. Due to the uncertainties associated with any examinations that may arise with the relevant tax authorities, it is not possible to reasonably estimate the impact of any significant increase or decrease to the unrecognized tax benefits within the next twelve months.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2021, 2020 and 2019 is as follows (in thousands):

	As of December 31,
	2021	2020	2019
Unrecognized tax benefits – January 1	$537	$374	$195
Gross increases – tax positions in current period	—	163	179
Unrecognized tax benefits – December 31	$537	$537	$374
To the extent penalties and interest would be assessed on any underpayment of income tax, the Company’s policy is that such amounts would be accrued and classified as a component of income tax expense in the financial statements. As of December 31, 2021, 2020 and 2019, the Company has not accrued interest or penalties related to uncertain tax positions.
The Company files U.S federal and multiple state income tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending federal or state income tax examinations. As a result of the Company’s net operating loss carryforwards, the Company’s federal and state statutes of limitations remain open from 2016 and forward until the net operating loss carryforwards are utilized or expire prior to utilization.